OTHER FINANCIAL ITEMS (Tables)	12 Months Ended
Dec. 31, 2018
Other Income and Expenses [Abstract]
Other financial items
Other financial items comprise the following items:

	Year ended December 31,
(in thousands of $)	2018	2017	2016
Net cash payments on non-designated derivatives	(721)	(5,124)	(4,913)
Net increase in fair value of non-designated derivatives	13,908	8,068	3,917
Net increase in fair value of designated derivatives (ineffective portion)	(11)	140	482
Other items	(2,769)	(5,768)	(1,575)
Total other financial items	10,407	(2,684)	(2,089)